Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

        These unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). In accordance with U.S. GAAP requirements for interim financial statements, these condensed consolidated financial statements do not include certain information and note disclosures that are normally included in annual financial statements prepared in conformity with U.S. GAAP. Accordingly, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the notes thereto as of September 30, 2011 and 2012 and for each of the three years in the period ended September 30, 2012. In the Company's opinion, the condensed consolidated financial statements contain all adjustments (which are of a normal, recurring nature) necessary to present fairly, in all material respects, the financial position as of June 30, 2013 and the results of operations and cash flows for the nine months ended June 30, 2012 and 2013, in conformity with U.S. GAAP. Interim results may not be indicative of results that may be realized for the full year.

        In October 2012, the Company and Minter Ellison, a law firm in Australia, formed a joint venture, Textura Australasia, Pty. Ltd. (the "Joint Venture"), to offer the Company's construction collaboration software solutions to the Australia and New Zealand markets. Both parties contributed cash of $400, denominated in Australian dollars, for their respective 50% interests in the Joint Venture. The Company has consolidated the financial results of the Joint Venture because the Company has determined that the Joint Venture is a variable interest entity and that it is the primary beneficiary. The Company is the primary beneficiary of the Joint Venture due to its controlling financial interest through its authority with regard to hiring key employees and decision making of its central operations. Due to certain redemption provisions in the Joint Venture agreement, the Company has reflected Minter Ellison's financial interest as redeemable non-controlling interest in the condensed consolidated balance sheet at its redemption value.

        On March 28, 2013, the Company's Board of Directors declared a two-for-one stock split of the Company's common stock in the form of a stock dividend and approved an amendment to the Company's certificate of incorporation to increase the number of authorized shares of its common stock from 20,000 to 90,000. All numbers of shares and per share amounts in these condensed consolidated financial statements have been adjusted to reflect the two-for-one stock split on a retroactive basis. Stockholders' equity reflects the stock split by reclassifying from "Additional paid-in capital" to "Common stock" an amount equal to the par value of the additional shares arising from the split. The stock split was effective on May 20, 2013.

        On June 12, 2013, the Company completed the IPO of 5,750 shares of common stock, including 750 shares sold pursuant to the underwriters' option to purchase additional shares, at an offering price of $15.00 per share. The Company received proceeds from the IPO of $80,213, net of underwriting discounts and commissions of $6,037, but before other offering costs of $2,504. All outstanding shares of the Company's Series A-1 and Series A-2 preferred stock, including accrued dividends, the Submittal Exchange Holdings LLC Class A preferred units and the outstanding convertible debentures, including both principal and accrued paid-in-kind interest, were automatically converted to shares of common stock in connection with the IPO (see Note 10 for further details).

Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include the accounts of Textura Corporation and its subsidiaries. All significant intercompany transactions are eliminated.

        On November 7, 2011, the Company obtained a controlling interest in Submittal Exchange Holdings, LLC ("Submittal Exchange Holdings"), which acquired Submittal Exchange, LLC ("Submittal Exchange") (see Note 3). The Company controls Submittal Exchange Holdings through its ownership of 100% of the voting class of units and its entitlement to make all decisions affecting Submittal Exchange Holdings with the exception of limited decision-making rights of the non-controlling interest holders that are protective in nature. The former shareholders of Submittal Exchange received Class A preferred units of Submittal Exchange Holdings, which are reflected as non-controlling interest in the consolidated financial statements. The Class A preferred units will automatically convert into Textura common shares on a 1:2 basis upon an initial public offering of Textura or a change in control of Textura or Submittal Exchange Holdings, at which time the non-controlling interest will be eliminated.

        On March 28, 2013, the Company's Board of Directors declared a two-for-one stock split of the Company's common stock in the form of a stock dividend and approved an amendment to the Company's certificate of incorporation to increase the number of authorized shares of its common stock from 20,000 to 90,000. All numbers of shares and per share amounts in these consolidated financial statements have been adjusted to reflect the two-for-one stock split on a retroactive basis. Stockholders' equity reflects the stock split by reclassifying from "Additional paid-in capital" to "Common stock" an amount equal to the par value of the additional shares arising from the split.

Revenue Recognition

Revenue Recognition

        For the Company's CPM, Submittal Exchange, and Greengrade solutions, the Company earns revenue from owners/developers, general contractors and architects in the form of project fees and monthly fees; and from subcontractors in the form of usage fees. For the Company's GradeBeam and PQM solutions, the Company earns revenue in the form of subscription fees. The Company's arrangements do not contain general rights of return and do not provide customers with the right to take possession of the software supporting the solutions and, as a result, are accounted for as service contracts.

        All of the Company's on-demand solutions include training and support. The Company evaluates whether the individual deliverables in its arrangements qualify as separate units of accounting. In order to treat deliverables in a multiple deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. In determining whether deliverables have standalone value, the Company considers whether solutions are sold to new customers without training and support, the nature of the training and support provided and the availability of the training and support from other vendors. The Company concluded that training and support do not have standalone value because they are never sold separately, do not have value to the customer without the solution and are not available from other vendors. Accordingly, the training and support are combined with the solution and treated as a single unit of accounting.

        The Company recognizes this revenue when there is evidence that an agreement exists with the customer and the customer has begun deriving benefit from use of the solution, the fee is fixed and determinable, delivery of services has occurred, and collection of payment from the project participant is reasonably assured. The Company recognizes project fees and usage fees ratably over the average estimated life of the project and contract, respectively, and recognizes subscription fees over the subscription period. The average estimated life of the project and contract is estimated by management based on periodic review and analysis of historical data. The applicable estimated life is based on the project or contract value falling within certain predetermined ranges, as well as the solution on which the project is being managed. The Company performs periodic reviews of actual project and contract data and revises estimates as necessary. Estimated project life durations range from 5 to 29 months, and estimated contract life durations range from 5 to 14 months. Subscription periods typically range from 6 to 24 months.

        For its PlanSwift solution, the Company earns revenue from the sale of software licenses and related maintenance and training. License revenue is recognized upon delivery of the license, maintenance revenue is recognized ratably over the period of the maintenance contract, which is generally one year, and training revenue is recognized when the services are delivered to the client. For multiple-element arrangements that include a perpetual license and either maintenance or both maintenance and training, the Company uses the residual method to determine the amount of license revenue to be recognized. Under the residual method, consideration is allocated to the undelivered elements based upon vendor-specific objective evidence of fair value ("VSOE") of those elements with the residual of the arrangement fee allocated to and recognized as license revenue. For subscription-based licenses, which include maintenance, the Company recognizes the subscription fees ratably over the subscription periods, which typically range from 1 to 6 months.

        The Company has established VSOE based on its historical pricing and discounting practices for maintenance and training when sold separately. In establishing VSOE, the Company requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The application of VSOE methodologies requires judgment, including the identification of individual elements in multiple element arrangements and whether there is VSOE of fair value for some or all elements.

Revenue Recognition

        For the Company's CPM, Submittal Exchange, and Greengrade solutions, the Company earns revenue from owners/developers, general contractors and architects in the form of project fees and monthly fees; and from subcontractors in the form of usage fees. For the Company's GradeBeam and PQM solutions, the Company earns revenue in the form of subscription fees. The Company's arrangements do not contain general rights of return and do not provide customers with the right to take possession of the software supporting the solutions and, as a result, are accounted for as service contracts.

        All of the Company's solutions include training and support. The Company evaluates whether the individual deliverables in its arrangements qualify as separate units of accounting. In order to treat deliverables in a multiple deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. In determining whether deliverables have standalone value, the Company considers whether solutions are sold to new customers without training and support, the nature of the training and support provided and the availability of the training and support from other vendors. The Company concluded that training and support do not have standalone value because they are never sold separately, do not have value to the customer without the solution and are not available from other vendors. Accordingly, the training and support are combined with the solution and treated as a single unit of accounting.

        The Company recognizes this revenue when there is evidence that an agreement exists with the customer and the customer has begun deriving benefit from use of the solution, the fee is fixed and determinable, delivery of our services has occurred, and collection of payment from the project participant is reasonably assured. The Company recognizes project fees and usage fees ratably over the average estimated life of the project and contract, respectively, and recognizes subscription fees over the subscription period. The average estimated life of the project and contract is estimated by management based on periodic review and analysis of historical data. The applicable estimated life is based on the project or contract value falling within certain predetermined ranges, as well as the solution on which the project is being managed. The Company performs periodic reviews of actual project and contract data and revises estimates as necessary. Estimated project life durations range from 5 to 28 months, and estimated contract life durations range from 5 to 11 months. Subscription periods typically range from 6 to 24 months.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurements are classified and disclosed in one of the following three categories:

  Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities;

  Level 2—Valuations based on other than quoted prices in active markets for identical assets and liabilities, quoted market prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

  Level 3—Valuations based on inputs that are generally unobservable and typically reflect management's estimate of assumptions that market participants would use in pricing the asset or liability.

        The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable, and accrued expenses approximate fair value because of their short maturities. The carrying values of the bank loan payable, convertible debentures and notes payable approximate their fair values based on a comparison of the interest rate and terms of such debt to the rates and terms of similar debt available for each period.

        The Company determined that certain embedded features of the convertible debentures (see Note 3) were required to be bifurcated and accounted for as derivatives prior to the IPO. Derivative financial instruments, warrants and beneficial conversion features were recorded as a discount to the convertible debentures and were amortized to interest expense. In connection with the IPO and the automatic conversion of the convertible debentures to common stock, the Company wrote off the unamortized discounts and the derivative financial instruments (see Notes 3 and 10).

        In January and February 2013, in connection with a private placement of $6,750 of unsecured notes, the Company issued detachable warrants to purchase an aggregate of 86 shares of common stock with an exercise price equal to the greater of $13.92 and 90% of the price at which shares of common stock were offered in an IPO (see Note 5). The Company recorded the fair value of the warrants, calculated using the Black-Scholes model, as a discount to the notes and as a long-term liability since the exercise price was not fixed. In connection with the IPO, which fixed the exercise price, the fair value of the warrants of $435 was reclassified from other long-term liabilities to additional paid-in capital on the condensed consolidated balance sheet.

Fair Value of Financial Instruments

        Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurements are classified and disclosed in one of the following three categories:

  Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities;

  Level 2—Valuations based on other than quoted prices in active markets for identical assets and liabilities, quoted market prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

  Level 3—Valuations based on inputs that are generally unobservable and typically reflect management's estimate of assumptions that market participants would use in pricing the asset or liability.

        The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable, and accrued expenses approximate fair value because of their short maturities. The carrying values of the bank loan payable and the convertible debentures approximate their fair values based on a comparison of the interest rate and terms of such debt to the rates and terms of similar debt available for each period.

        The Company determined that certain embedded features of the 2011 convertible debentures (see Note 7) were required to be bifurcated and accounted for as derivatives. The derivative financial instruments were initially recorded at fair value as of the issuance dates of the convertible debentures as a debt discount and are remeasured to fair value as of each subsequent balance sheet date. The fair value was determined using the binomial lattice pricing model.

        The Company determined the fair value using Level 3 inputs as follows:

	9/15/2011	10/24/2011	9/30/2012
Dividend yield	—	—	—
Volatility	40%	40%	40%
Risk-free rate	0.96%	1.07%	0.46%

        The following table sets forth a reconciliation of changes in the fair value of derivative financial instruments classified as liabilities:

	2011	2012
Balance as of October 1	$—	$153
Initial fair value recorded as debt discount	153	467
Change in fair value included in earnings	—	(181)

Balance as of September 30	$153	$439

Foreign Currency Transactions

Foreign Currency Transactions

        The functional currency of the Company is the United States Dollar. Asset and liability balances denominated in a foreign currency are remeasured to U.S. dollars at end-of-period exchange rates. Foreign currency income and expenses are remeasured at average exchange rates in effect during the period. Foreign currency translation differences have not been material to date and have been included in the statement of operations as incurred through the second quarter of the fiscal year ending September 30, 2013. Beginning in the quarter ended June 30, 2013, the Company recorded foreign currency translation differences in accumulated other comprehensive income (loss).

Foreign Currency Transactions

        The functional currency of the Company is the United States Dollar. Asset and liability balances denominated in a foreign currency are remeasured to U.S. dollars at end-of-period exchange rates. Foreign currency income and expenses are remeasured at average exchange rates in effect during the period. Foreign currency transaction differences are included in the statement of operations as incurred.

Net Loss Per Share

Net Loss Per Share

        Basic net loss per share available to Textura Corporation common stockholders is calculated by dividing the net loss available to Textura Corporation common stockholders by the weighted-average number of common shares outstanding, less any treasury shares, during the period.

        Prior to the completion of the IPO, in calculating net loss available to common stockholders, cumulative undeclared preferred stock dividends on the Series A-2 preferred stock and accretion in the redemption value of the redeemable Series A-1 preferred stock and redeemable non-controlling interest were deducted from net loss attributable to Textura Corporation stockholders. Although the redeemable Series A-1 preferred stock, Series A-2 preferred stock, and non-controlling interest were participating securities, there was no allocation of the Company's net losses to these participating securities under the two-class method because they were not contractually required to share in the Company's losses. Subsequent to the IPO, which resulted in the automatic conversion of the outstanding preferred stock into common stock, the Company only deducts the redeemable non-controlling interest accretion from net loss attributable to Textura Corporation stockholders.

        The following outstanding equity securities were excluded from the computation of diluted net loss per share available to Textura Corporation common stockholders as their inclusion would have been anti-dilutive:

	Nine Months Ended June 30,
	2012	2013
	(in thousands)
Conversion of redeemable or convertible preferred stock	5,564	—
Conversion of Submittal Exchange Holdings Class A preferred units	963	—
Outstanding Restricted stock units	622	696
Outstanding stock options	2,468	3,429
Outstanding common and preferred warrants	1,439	1,333

Total excluded securities	11,056	5,458

Net Income (Loss) Per Share

        Basic net income (loss) per share ("EPS") available to Textura Corporation common stockholders is calculated by dividing the net income (loss) available to Textura Corporation common stockholders by the weighted average number of common shares outstanding, less any treasury shares, during the period using the two-class method. This method is used for computing basic net income (loss) per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the company. Under the two-class method, net income (loss) is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings. The Company's redeemable Series A-1 preferred stock, Series A-2 preferred stock and non-controlling interest are participating securities, since the stockholders are entitled to share equally in dividends declared or the undistributed earnings of the Company with the common stockholders based on their equivalent common shares.

        In calculating net income (loss) available to common stockholders, cumulative undeclared preferred stock dividends on the Series A-2 preferred stock and accretion in the redemption value of the redeemable Series A-1 preferred stock are deducted from net income (loss) attributable to Textura Corporation. As the holders of the redeemable Series A-1 preferred stock, Series A-2 preferred stock and non-controlling interest were not contractually required to share in the Company's losses, in applying the two-class method to compute basic net loss per share there was no allocation of the Company's net losses to the participating securities for the years ended September 30, 2011 and 2012. For the year ended September 30, 2010, undistributed earnings were allocated to the preferred stockholders based on 5,524 equivalent common shares. Diluted EPS is calculated by giving effect to all potential common shares outstanding during the period, including redeemable and convertible preferred stock, convertible debentures, non-controlling interest, stock options, restricted stock units and warrants. Potential common shares in the diluted EPS calculation are excluded to the extent that they would be anti-dilutive.

        The computation of diluted net income (loss) per share available to Textura Corporation common stockholders for the year ended September 30, 2010 is as follows:

Year Ended September 30, 2010
Net income available to Textura Corporation common stockholders, basic and diluted	$1,893

Diluted weighted average shares:
Weighted average shares outstanding, basic	6,942
Add back: dilutive stock options	80
Add back: dilutive warrants	144

Weighted average shares used to compute diluted earnings per share	7,166

Net income per share available to Textura Corporation common stockholders, diluted	$0.26

        The following potential common shares were excluded from the computation of diluted net loss per share available to Textura Corporation common stockholders:

	Years Ended September 30,
	2010	2011	2012
Conversion of redeemable or convertible preferred stock	5,524	5,504	5,558
Conversion of Submittal Exchange Holdings Class A preferred units	—	—	963
Vesting of restricted stock units	232	348	630
Exercise of stock options	1,682	1,836	2,448
Exercise of common and preferred warrants	714	1,124	1,412
Conversion of convertible debentures	1,284	—	—

Total excluded securities	9,436	8,812	11,011

        Preferred stock, Submittal Exchange Holdings Class A preferred units and restricted stock units are considered contingently issuable common shares and accordingly would not be included in diluted EPS until the contingency has been met. The table also excludes conversion of 2011 Debentures (see Note 7), because the number of shares upon conversion cannot be calculated until an initial public offering.